UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-10071

                       Oppenheimer Emerging Growth Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  APRIL 30, 2003 / UNAUDITED

                                                                   Market Value
                                                    Shares           See Note 1
-------------------------------------------------------------------------------
 Common Stocks--98.0%
-------------------------------------------------------------------------------
 Consumer Discretionary--11.3%
-------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--4.9%
 Alliance Gaming Corp. 1                            31,200      $       498,264
-------------------------------------------------------------------------------
 Cheesecake Factory,  Inc. (The) 1                   6,600              208,494
-------------------------------------------------------------------------------
 Penn National  Gaming, Inc. 1                      26,800              523,404
-------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                 12,100              238,370
-------------------------------------------------------------------------------
 Station Casinos, Inc. 1                            10,800              233,388
                                                                ---------------
                                                                      1,701,920
-------------------------------------------------------------------------------
 Leisure Equipment & Products--0.5%
 Marvel Enterprises,  Inc. 1                        10,500              176,820
-------------------------------------------------------------------------------
 Media--0.5%
 Radio One, Inc., Cl. D 1                           11,800              180,540
-------------------------------------------------------------------------------
 Specialty Retail--4.5%
 Aaron Rents, Inc.                                  21,200              473,820
-------------------------------------------------------------------------------
 Hot Topic, Inc. 1                                  10,900              266,505
-------------------------------------------------------------------------------
 Select Comfort Corp. 1                             13,000              176,670
-------------------------------------------------------------------------------
 Sharper Image Corp. 1                              22,300              441,317
-------------------------------------------------------------------------------
 Urban Outfitters, Inc. 1                            7,200              214,704
                                                                ---------------
                                                                      1,573,016
-------------------------------------------------------------------------------
 Textiles & Apparel--0.9%
 Quicksilver, Inc. 1                                10,000              326,000
-------------------------------------------------------------------------------
 Consumer Staples--1.4%
-------------------------------------------------------------------------------
 Food & Drug Retailing--1.4%
 Central European  Distribution Corp. 1              8,600              234,780
-------------------------------------------------------------------------------
 United Natural  Foods, Inc. 1                       8,600              251,034
                                                                ---------------
                                                                        485,814
-------------------------------------------------------------------------------
 Energy--4.3%
-------------------------------------------------------------------------------
 Energy Equipment & Services--3.6%
 Patterson-UTI  Energy, Inc. 1                      10,800              357,372
-------------------------------------------------------------------------------
 Pride International,  Inc. 1                       10,900              169,168
-------------------------------------------------------------------------------
 Rowan Cos., Inc.                                   19,100              391,550
-------------------------------------------------------------------------------
 W-H Energy  Services, Inc. 1                       19,300              347,400
                                                                ---------------
                                                                      1,265,490

                                                                   Market Value
                                                    Shares           See Note 1
-------------------------------------------------------------------------------
 Oil & Gas--0.7%
 Ultra Petroleum Corp. 1                            25,100      $       251,000
-------------------------------------------------------------------------------
 Financials--8.4%
-------------------------------------------------------------------------------
 Banks--3.0%
 Dime Community  Bancshares, Inc.                   10,800              249,048
-------------------------------------------------------------------------------
 UCBH Holdings, Inc.                                16,200              412,128
-------------------------------------------------------------------------------
 W. Holding Co., Inc.                               20,600              405,614
                                                                ---------------
                                                                      1,066,790
-------------------------------------------------------------------------------
 Diversified Financials--3.0%
 American Capital  Strategies Ltd.                  18,200              441,532
-------------------------------------------------------------------------------
 iDine Rewards  Network, Inc. 1                     39,200              382,200
-------------------------------------------------------------------------------
 Providian Financial  Corp. 1                       30,200              222,574
                                                                ---------------
                                                                      1,046,306
-------------------------------------------------------------------------------
 Insurance--1.8%
 Arch Capital  Group Ltd. 1                          8,600              299,366
-------------------------------------------------------------------------------
 Hub International Ltd.                             21,600              317,736
                                                                ---------------
                                                                        617,102
-------------------------------------------------------------------------------
 Real Estate--0.6%
 American Mortgage  Acceptance Co.                  13,400              206,762
-------------------------------------------------------------------------------
 Health Care--27.6%
-------------------------------------------------------------------------------
 Biotechnology--9.7%
 Amylin  Pharmaceuticals,  Inc. 1                   20,400              390,660
-------------------------------------------------------------------------------
 BioMarin  Pharmaceutical, Inc. 1                   33,000              362,340
-------------------------------------------------------------------------------
 Cepheid, Inc. 1                                    49,200              184,992
-------------------------------------------------------------------------------
 Corixa Corp. 1                                     31,500              225,855
-------------------------------------------------------------------------------
 Digene Corp. 1                                     12,900              245,229
-------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                                  11,900              369,495
-------------------------------------------------------------------------------
 Martek Biosciences  Corp. 1                        15,100              513,853
-------------------------------------------------------------------------------
 Medicines Co. (The) 1                              22,300              458,265
-------------------------------------------------------------------------------
 Nuerocrine  Biosciences, Inc. 1                     9,800              443,450
-------------------------------------------------------------------------------
 United Therapeutics  Corp. 1                       10,800              193,849
                                                                ---------------
                                                                      3,387,988
7 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED

                                                                   Market Value
                                                    Shares           See Note 1
-------------------------------------------------------------------------------
 Health Care Equipment & Supplies--5.2%
 Advanced  Neuromodulation
 Systems, Inc. 1                                    12,100      $       506,627
-------------------------------------------------------------------------------
 Biosite, Inc. 1                                    11,100              473,748
-------------------------------------------------------------------------------
 Cyberonics, Inc. 1                                  7,200              164,376
-------------------------------------------------------------------------------
 Immucor, Inc. 1                                     8,500              174,505
-------------------------------------------------------------------------------
 Osteotech, Inc. 1                                  25,000              261,500
-------------------------------------------------------------------------------
 Possis Medical, Inc. 1                             12,900              247,680
                                                                ---------------
                                                                      1,828,436
-------------------------------------------------------------------------------
 Health Care Providers & Services--3.6%
 Andrx Corp. 1                                      13,700              221,118
-------------------------------------------------------------------------------
 CTI Molecular  Imaging, Inc. 1                     12,800              235,008
-------------------------------------------------------------------------------
 eResearch  Technology, Inc. 1                      16,100              479,780
-------------------------------------------------------------------------------
 IMPAC Medical  Systems, Inc. 1                     17,600              313,632
                                                                ---------------
                                                                      1,249,538
-------------------------------------------------------------------------------
 Pharmaceuticals--9.1%
 Able Laboratories, Inc. 1                           6,500              109,590
-------------------------------------------------------------------------------
 Alteon, Inc. 1                                     38,300              151,285
-------------------------------------------------------------------------------
 Connetics Corp. 1                                  20,500              346,245
-------------------------------------------------------------------------------
 Eon Labs, Inc. 1                                   19,200              588,288
-------------------------------------------------------------------------------
 Inspire  Pharmaceuticals,  Inc. 1                  28,800              420,480
-------------------------------------------------------------------------------
 Kos  Pharmaceuticals,  Inc. 1                      12,900              263,160
-------------------------------------------------------------------------------
 MGI Pharma, Inc. 1                                 12,000              173,280
-------------------------------------------------------------------------------
 Pharmaceutical  Resources, Inc. 1                  12,000              527,400
-------------------------------------------------------------------------------
 Taro Pharmaceutical  Industries Ltd. 1             12,800              585,729
                                                                ---------------
                                                                      3,165,457
-------------------------------------------------------------------------------
 Industrials--9.6%
-------------------------------------------------------------------------------
 Aerospace & Defense--0.6%
 Aeroflex, Inc. 1                                   35,200              189,376
-------------------------------------------------------------------------------
 Airlines--0.6%
 JetBlue Airways Corp. 1                             7,000              220,010

                                                                   Market Value
                                                    Shares           See Note 1
-------------------------------------------------------------------------------
 Commercial Services & Supplies--6.6%
 Corinthian  Colleges, Inc. 1                       12,300      $       563,217
-------------------------------------------------------------------------------
 Corporate Executive  Board Co. 1                    8,100              332,019
-------------------------------------------------------------------------------
 Exult, Inc. 1                                      32,400              232,956
-------------------------------------------------------------------------------
 FTI Consulting, Inc. 1                             10,300              466,075
-------------------------------------------------------------------------------
 Portfolio Recovery  Associates, Inc. 1              9,100              248,339
-------------------------------------------------------------------------------
 Stericycle, Inc. 1                                  6,800              267,172
-------------------------------------------------------------------------------
 University of  Phoenix Online 1                     4,200              185,388
                                                                ---------------
                                                                      2,295,166
-------------------------------------------------------------------------------
 Road & Rail--1.8%
 Pacer International,  Inc. 1                       21,600              343,440
-------------------------------------------------------------------------------
 Yellow Corp. 1                                     10,800              288,360
                                                                ---------------
                                                                        631,800
-------------------------------------------------------------------------------
 Information Technology--34.9%
-------------------------------------------------------------------------------
 Communications Equipment--5.1%
 Emulex Corp. 1                                     13,600              278,664
-------------------------------------------------------------------------------
 Ixia 1                                             41,500              252,735
-------------------------------------------------------------------------------
 NetScreen  Technologies, Inc. 1                    21,000              425,880
-------------------------------------------------------------------------------
 Packeteer, Inc. 1                                  27,000              353,160
-------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                  22,000              478,962
                                                                ---------------
                                                                      1,789,401
-------------------------------------------------------------------------------
 Computers & Peripherals--4.0%
 Lexar Media, Inc. 1                                83,500              404,975
-------------------------------------------------------------------------------
 Maxtor Corp. 1                                     50,400              277,200
-------------------------------------------------------------------------------
 Overland Storage, Inc. 1                           20,600              364,414
-------------------------------------------------------------------------------
 SanDisk Corp. 1                                     6,800              164,560
-------------------------------------------------------------------------------
 Synaptics, Inc. 1                                  24,800              189,968
                                                                ---------------
                                                                      1,401,117
-------------------------------------------------------------------------------
 Electronic Equipment & Instruments--3.6%
 Innovex, Inc. 1                                    52,300              452,395
-------------------------------------------------------------------------------
 Kopin Corp. 1                                      67,000              322,270
-------------------------------------------------------------------------------
 OSI Systems, Inc. 1                                13,600              205,768
-------------------------------------------------------------------------------
 Sanmina-SCI Corp. 1                                57,300              275,040
                                                                ---------------
                                                                      1,255,473


8 | OPPENHEIMER EMERGING GROWTH FUND

                                                                   Market Value
                                                    Shares           See Note 1
-------------------------------------------------------------------------------
 Internet Software & Services--5.3%
 Digital Insight Corp. 1                            16,900      $       273,104
-------------------------------------------------------------------------------
 Digital River, Inc. 1                              24,300              406,296
-------------------------------------------------------------------------------
 Embarcadero  Technologies, Inc. 1                  39,100              268,226
-------------------------------------------------------------------------------
 Harris Interactive,  Inc. 1                        43,300              207,407
-------------------------------------------------------------------------------
 Netease.com, Inc.,  Sponsored ADR 1                12,900              280,588
-------------------------------------------------------------------------------
 SupportSoft, Inc. 1                                71,900              237,270
-------------------------------------------------------------------------------
 VeriSign, Inc. 1                                   13,200              163,944
                                                                ---------------
                                                                      1,836,835
-------------------------------------------------------------------------------
 IT Consulting & Services--1.1%
 Cognizant  Technology  Solutions Corp. 1           22,100              396,916
-------------------------------------------------------------------------------
 Semiconductor Equipment & Products--10.1%
 ASM International NV 1                             15,800              215,354
-------------------------------------------------------------------------------
 ChipPAC, Inc. 1                                    67,500              364,500
-------------------------------------------------------------------------------
 Cree, Inc. 1                                       28,900              576,555
-------------------------------------------------------------------------------
 Integrated Circuit  Systems, Inc. 1                10,700              232,404
-------------------------------------------------------------------------------
 Microsemi Corp. 1                                  33,100              388,263
-------------------------------------------------------------------------------
 MKS Instruments, Inc. 1                            17,551              245,012
-------------------------------------------------------------------------------
 O2Micro  International Ltd. 1                      18,300              213,927
-------------------------------------------------------------------------------
 Power Integrations,  Inc. 1                        15,000              331,980
-------------------------------------------------------------------------------
 QLogic Corp. 1                                      4,000              175,960
-------------------------------------------------------------------------------
 Silicon Image, Inc. 1                              27,400              163,852
-------------------------------------------------------------------------------
 Silicon Laboratories,  Inc. 1                       8,100              230,445
-------------------------------------------------------------------------------
 Skyworks Solutions,  Inc. 1                        29,400              157,290
-------------------------------------------------------------------------------
 Vitesse Semiconductor  Corp. 1                     80,500              250,435
                                                                ---------------
                                                                      3,545,977
-------------------------------------------------------------------------------
 Software--5.7%
 Autodesk, Inc.                                     26,700              415,452
-------------------------------------------------------------------------------
 BEA Systems, Inc. 1                                18,100              193,851

                                                                   Market Value
                                                    Shares           See Note 1
-------------------------------------------------------------------------------
 Software Continued
 Business Objects  SA, Sponsored ADR 1              16,700      $       362,891
-------------------------------------------------------------------------------
 Group 1  Software, Inc. 1                           9,700              167,034
-------------------------------------------------------------------------------
 Hyperion Solutions  Corp. 1                         9,700              274,316
-------------------------------------------------------------------------------
 NetIQ Corp. 1                                      27,800              383,084
-------------------------------------------------------------------------------
 Take-Two Interactive  Software, Inc. 1              8,100              182,250
                                                                ---------------
                                                                      1,978,878
-------------------------------------------------------------------------------
 Telecommunication Services--0.5%
-------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 @Road, Inc. 1                                      27,000              173,070
                                                                ---------------
 Total Common Stocks  (Cost $30,339,234)                             34,242,998

                                                 Principal
                                                   Amount
-------------------------------------------------------------------------------
 Joint Repurchase Agreements--2.8%
 Undivided interest of 0.30% in joint
 repurchase agreement (Market Value $332,883,000)
 with Banc One Capital Markets, Inc., 1.26%,
 dated 4/30/03, to be repurchased at $999,035
 on 5/1/03, collateralized by U.S. Treasury Nts.,
 4.875%--5.875%, 11/15/04--2/15/12, with a value
 of $327,261,153 and U.S. Treasury Bonds,
 2.125%, 8/31/04, with a value of $12,489,849
 (Cost $999,000)                                  $999,000              999,000

-------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $31,338,234)                                  100.8%          35,241,998
-------------------------------------------------------------------------------
 Liabilities in Excess of  Other Assets               (0.8)            (285,618)
                                                                ---------------
 Net Assets                                          100.0%     $    34,956,380
                                                                ===============

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

9 | OPPENHEIMER EMERGING GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES UNAUDITED

April 30, 2003
-------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $31,338,234)--see
 accompanying statement                                           $  35,241,998
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       628,762
 Shares of beneficial interest sold                                     250,017
 Interest and dividends                                                   2,085
 Other                                                                    1,194
                                                                  -------------
 Total assets                                                        36,124,056

-------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                          10,063
-------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                1,070,182
 Shares of beneficial interest redeemed                                  35,550
 Shareholder reports                                                     14,419
 Transfer and shareholder servicing agent fees                            7,373
 Distribution and service plan fees                                       5,091
 Trustees' compensation                                                   1,342
 Other                                                                   23,656
                                                                  -------------
 Total liabilities                                                    1,167,676

-------------------------------------------------------------------------------
 Net Assets                                                         $34,956,380
                                                                  =============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                  $  47,985,758
-------------------------------------------------------------------------------
 Accumulated net investment loss                                       (254,386)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions           (16,678,756)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                           3,903,764
                                                                  -------------
 Net Assets                                                         $34,956,380
                                                                  =============

10 | OPPENHEIMER EMERGING GROWTH FUND

-------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of  $22,002,589 and 3,229,317 shares
 of beneficial interest outstanding)                               $6.81
 Maximum offering price per share (net asset value plus sales
 charge of  5.75% of offering price)                               $7.23
-------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per share
 (based on net assets of $7,610,041
 and 1,140,483
 shares of beneficial interest outstanding)                        $6.67
-------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred  sales charge) and offering price
 per share (based on net assets of $3,492,929  and 522,805
 shares of beneficial interest outstanding)                        $6.68
-------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $743,440 and
 109,965 shares of beneficial interest outstanding)                $6.76
-------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $1,107,381 and 161,002
 shares of beneficial interest outstanding)                        $6.88



 See accompanying Notes to Financial Statements.


11 | OPPENHEIMER EMERGING GROWTH FUND

 STATEMENT OF OPERATIONS  UNAUDITED

 For the Six Months Ended April 30, 2003
-------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $412)           $     38,127
-------------------------------------------------------------------------------
 Interest                                                              5,008
                                                                ---------------
 Total investment income                                              43,135

-------------------------------------------------------------------------------
 Expenses

 Management fees                                                     149,789
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              19,906
 Class B                                                              34,668
 Class C                                                              18,812
 Class N                                                               1,682
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              42,847
 Class B                                                              32,598
 Class C                                                              13,703
 Class N                                                               1,828
 Class Y                                                                  26
-------------------------------------------------------------------------------
 Shareholder reports                                                  21,026
-------------------------------------------------------------------------------
 Custodian fees and expenses                                           2,376
-------------------------------------------------------------------------------
 Trustees' compensation                                                1,164
-------------------------------------------------------------------------------
 Other                                                                 4,175
                                                                ---------------
 Total expenses                                                      344,600
 Less reduction to custodian expenses                                   (166)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                       (13,569)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                       (24,917)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                        (8,697)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                          (560)
                                                                ---------------
 Net expenses                                                        296,691

-------------------------------------------------------------------------------
 Net Investment Loss                                                (253,556)

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                 (1,536,310)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments              6,213,824
                                                                ---------------
 Net realized and unrealized gain                                  4,677,514

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $4,423,958
                                                                ===============




 See accompanying Notes to Financial Statements.


12 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                  Six Months              Year
                                                       Ended             Ended
                                              April 30, 2003        October 31,
                                                 (Unaudited)              2002
--------------------------------------------------------------------------------
 Operations

 Net investment loss                            $  (253,556)       $  (564,932)
-------------------------------------------------------------------------------
 Net realized loss                               (1,536,310)       (10,327,183)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                   6,213,824         (4,009,696)
                                                -------------------------------
 Net increase (decrease) in net assets
 resulting from operations                        4,423,958        (14,901,811)

-------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions:
 Class A                                             33,852          9,052,385
 Class B                                            244,389          5,795,703
 Class C                                         (1,951,625)         3,538,108
 Class N                                             55,487            794,048
 Class Y                                            316,791            675,716

-------------------------------------------------------------------------------
 Net Assets

 Total increase                                   3,122,852          4,954,149
-------------------------------------------------------------------------------
 Beginning of period                             31,833,528         26,879,379
                                                -------------------------------
 End of period [including accumulated
 net investment loss  of $254,386 and
 $830, respectively]                            $34,956,380        $31,833,528
                                                ===============================



 See accompanying Notes to Financial Statements.


13 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                 Six Months                            Year
                                                      Ended                           Ended
                                             April 30, 2003                        Oct. 31,
 Class A                                         (Unaudited)            2002         2001 1
-------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 5.84           $ 8.45         $10.00
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                  (.04)            (.10)          (.03)
 Net realized and unrealized gain (loss)               1.01           (2.51)         (1.49)
                                                   ----------------------------------------
 Total from investment operations                       .97           (2.61)         (1.52)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    --               --          (.03)
-------------------------------------------------------------------------------------------
 Net asset value, end of period                       $6.81            $5.84          $8.45
                                                   ========================================

-------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   16.61%          (30.89)%       (15.22)%

-------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $22,003          $19,310        $20,392
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $17,976          $24,497        $16,941
-------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (1.46)%          (1.35)%        (0.57)%
 Expenses, gross                                       1.89%            1.85%          1.58%
 Expenses, net                                         1.74% 4,5        1.78% 4,5      1.58% 4
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                 120%             263%           214%



1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


14 | OPPENHEIMER EMERGING GROWTH FUND


                                                 Six Months                            Year
                                                      Ended                           Ended
                                             April 30, 2003                        Oct. 31,
 Class B                                         (Unaudited)           2002          2001 1
--------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 5.74          $ 8.38          $10.00
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.06)           (.12)           (.07)
 Net realized and unrealized gain (loss)                .99           (2.52)          (1.52)
                                                --------------------------------------------
 Total from investment operations                       .93           (2.64)          (1.59)
--------------------------------------------------------------------------------------------
 Dividends and/or distributions
  to shareholders:
 Dividends from net investment income                    --              --            (.03)
--------------------------------------------------------------------------------------------
 Net asset value, end of period                       $6.67           $5.74           $8.38
                                                ============================================

--------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   16.20%         (31.50)%        (15.96)%

--------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $7,610          $6,395          $3,866
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $6,998          $6,979          $2,256
--------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (2.12)%         (2.22)%         (1.78)%
 Expenses, gross                                       3.13%           2.74%           2.47%
 Expenses, net                                         2.41% 4,5       2.67% 4,5       2.47% 4
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                                120%            263%            214%



1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


15 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  CONTINUED



                                                 Six Months                            Year
                                                      Ended                           Ended
                                             April 30, 2003                        Oct. 31,
 Class C                                         (Unaudited)           2002          2001 1
--------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                 $ 5.75          $ 8.39          $10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.07)           (.08)           (.04)
Net realized and unrealized gain (loss)                1.00           (2.56)          (1.54)
                                                --------------------------------------------
Total from investment operations                        .93           (2.64)          (1.58)
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --              --            (.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period                        $6.68           $5.75           $8.39
                                                ============================================


--------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                    16.17%         (31.47)%        (15.88)%


--------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)             $3,493          $4,877          $2,356
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $3,786          $3,061          $1,022
--------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (2.15)%         (2.25)%         (1.76)%
Expenses, gross                                        2.92%           2.72%           2.46%
Expenses, net                                          2.46% 4,5       2.65% 4,5       2.46% 4
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                 120%            263%            214%



1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


16 | OPPENHEIMER EMERGING GROWTH FUND



                                                 Six Months                            Year
                                                      Ended                           Ended
                                             April 30, 2003                        Oct. 31,
Class N                                          (Unaudited)          2002           2001 1
--------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period               $ 5.81           $ 8.43           $ 8.28
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.06)            (.08)            (.05)
Net realized and unrealized gain (loss)              1.01            (2.54)             .20
                                                --------------------------------------------
Total from investment operations                      .95            (2.62)             .15
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --               --               --
--------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.76            $5.81            $8.43
                                                ============================================

--------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                  16.35%          (31.08)%           1.81%


--------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)             $743             $594              $34
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $679             $412              $16
--------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (1.78)%          (1.63)%          (1.69)%
Expenses, gross                                      2.23%            2.18%            2.03%
Expenses, net                                        2.06% 4,5        2.11% 4,5        2.03% 4
--------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%             263%             214%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


17 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  CONTINUED



                                               Six Months                              Year
                                                    Ended                             Ended
                                           April 30, 2003                          Oct. 31,
Class Y                                        (Unaudited)           2002              2001 1
--------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period               $ 5.88          $ 8.47            $10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.05)           (.08)              .02
Net realized and unrealized gain (loss)              1.05           (2.51)            (1.51)
                                                --------------------------------------------
Total from investment operations                     1.00           (2.59)            (1.49)
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --              --              (.04)
--------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.88           $5.88            $ 8.47
                                                ============================================

--------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                  17.01%         (30.58)%          (14.99)%

--------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)           $1,107            $657              $232
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  783            $532              $ 30
--------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.91)%         (0.84)%           (0.97)%
Expenses, gross                                      1.20%           1.48%             3.87%
Expenses, net                                        1.20% 4         1.29% 4,5         1.28% 4,5
--------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%            263%              214%



1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


18 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. Effective May 1, 2003 the Fund will assess a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------

Joint Repurchase Agreements. The Fund, along with other affiliated funds of the manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by u.S. Government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


19 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $16,246,448. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              ------------------------------
                              2009               $ 4,313,838
                              2010                10,396,300
                                               -------------
                              Total              $14,710,138
                                               =============

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $435 and payments of $45 were made to retired trustees, resulting in an accumulated liability of $1,220 as of April 30, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and distributions to shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


20 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
   No distributions were paid during the six months ended April 30, 2003 and the year ended October 31, 2002.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Six Months Ended April 30, 2003        Year Ended October 31, 2002
                                Shares          Amount           Shares            Amount
-----------------------------------------------------------------------------------------
Class A
Sold                         1,620,418    $ 10,537,098        3,152,945      $ 26,194,011
Redeemed                    (1,695,734)    (10,503,246)      (2,260,696)      (17,141,626)
                            -------------------------------------------------------------
Net increase (decrease)        (75,316)   $     33,852          892,249      $  9,052,385
                            =============================================================
-----------------------------------------------------------------------------------------
Class B
Sold                           416,869    $  2,611,838        1,439,747      $ 11,365,085
Redeemed                      (390,334)     (2,367,449)        (787,181)       (5,569,382)
                            -------------------------------------------------------------
Net increase                    26,535    $    244,389          652,566      $  5,795,703
                            =============================================================
-----------------------------------------------------------------------------------------
Class C
Sold                           244,814    $  1,512,881        1,063,885      $  7,600,986
Redeemed                      (570,570)     (3,464,506)        (496,262)       (4,062,878)
                            -------------------------------------------------------------
Net increase (decrease)       (325,756)   $ (1,951,625)         567,623      $  3,538,108
                            =============================================================


21 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED



-----------------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

                      Six Months Ended April 30, 2003       Year Ended October 31, 2002
                            Shares             Amount             Shares         Amount
-----------------------------------------------------------------------------------------
Class N
Sold                         96,097     $     598,629         196,949      $  1,522,929
Redeemed                    (88,458)         (543,142)        (98,624)         (728,881)
                            -------------------------------------------------------------
Net increase                  7,639     $      55,487          98,325      $    794,048
                            =============================================================
-----------------------------------------------------------------------------------------
Class Y
Sold                         88,108     $     563,181         129,755      $  1,009,456
Redeemed                    (38,901)         (246,390)        (45,335)         (333,740)
                            -------------------------------------------------------------
Net increase                 49,207     $     316,791          84,420      $    675,716
                            =============================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $36,637,981 and $37,280,985, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $500 million of average annual net assets; 0.90% of the next $500 million; and 0.85% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) fees. Under its general distributor's agreement with the manager, oppenheimerfunds distributor, inc. (The distributor) acts as the fund's principal underwriter in the continuous public offering of the different classes of shares of the fund.


22 | OPPENHEIMER EMERGING GROWTH FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate            Class A       Concessions       Concessions      Concessions      Concessions
                     Front-End          Front-End        on Class A        on Class B       on Class C       on Class N
                 Sales Charges      Sales Charges            Shares            Shares           Shares           Shares
Six Months          on Class A        Retained by       Advanced by       Advanced by      Advanced by      Advanced by
Ended                   Shares        Distributor     Distributor 1     Distributor 1    Distributor 1    Distributor 1
-----------------------------------------------------------------------------------------------------------------------
 April 30, 2003        $40,551            $12,099              $584           $29,178           $5,369           $1,603

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                              Class A                Class B             Class C            Class N
                           Contingent             Contingent          Contingent         Contingent
                             Deferred               Deferred            Deferred           Deferred
                        Sales Charges          Sales Charges       Sales Charges      Sales Charges
Six Months                Retained by            Retained by         Retained by        Retained by
Ended                     Distributor            Distributor         Distributor        Distributor
-----------------------------------------------------------------------------------------------------
 April 30, 2003                   $--                $11,283                $305             $3,459

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A Plan totaled $19,906, all of which were paid by the Distributor to recipients, and included $1,557 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:


                                                                        Distributor's
                                                   Distributor's            Aggregate
                                                       Aggregate         Unreimbursed
                                                    Unreimbursed        Expenses as %
                Total Payments   Amount Retained        Expenses        of Net Assets
                    Under Plan    by Distributor      Under Plan             of Class
-------------------------------------------------------------------------------------
Class B Plan           $34,668           $28,845        $161,341                2.12%
Class C Plan            18,812             8,602          38,794                1.11
Class N Plan             1,682             1,596           7,904                1.06


23 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED



--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.


24 | OPPENHEIMER EMERGING GROWTH FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)